Offerings - Offering: 1	Sep. 15, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares(3)
Amount Registered | shares	22,590,361
Proposed Maximum Offering Price per Unit | $ / shares	1.60
Maximum Aggregate Offering Price	$ 36,144,577
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,533.73
Offering Note	Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Ordinary Shares on The Nasdaq Stock Market LLC on September 10, 2025. This calculation is in accordance with Rule 457(c).The Ordinary Shares have a par value of $0.000000000000287 per share.